SHAREHOLDERS' EQUITY (Details)				2 Months Ended	12 Months Ended
	May. 21, 2015 shares	Nov. 22, 2013 USD ($) Increment shares	Nov. 18, 2013	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Nov. 22, 2013 USD ($) $ / shares shares	Nov. 21, 2013 $ / shares shares
Authorized Shares [Roll forward]
Balance at beginning of period (in shares)				1,000	250,000,000	250,000,000
Increased authorized share capital (in shares)				249,999,000
Balance at end of period (in shares)				250,000,000	250,000,000	250,000,000
Issued Shares [Roll forward]
Balance at beginning of period, issued shares (in shares)				500	23,431,370	16,666,666
Stock issued during period (in shares)				16,666,666		6,764,704
Repurchase and cancellation of shares (in shares)				(500)	(870,839)
Balance at end of period, issued shares (in shares)				16,666,666	23,431,370	23,431,370
Outstanding Shares [Roll Forward]
Balance at beginning of period, outstanding (in shares)				500	23,431,370	16,666,666
Stock issued during period (in shares)				16,666,666		6,764,704
Repurchase and cancellation of shares (in shares)				(500)	(870,839)
Balance at end of period, outstanding (in shares)				16,666,666	22,560,531	23,431,370
Common Stock [Roll forward]
Balance at beginning of period | $				$ 0	$ 234,000	$ 167,000
Common shares issued | $				167,000		67,000
Balance at end of period | $				$ 167,000	$ 234,000	$ 234,000
Common Stock [Abstract]
Common stock shares authorized (in shares)							200,000,000	200,000,000		200,000,000
Shares issued (in shares)				500	23,431,370	23,431,370	23,431,370	23,431,370
Net proceeds from issuance | $				$ 243,391,000	$ (17,000)	$ 100,199,000
Common stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)							50,000,000	50,000,000		50,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.01	$ 0.01		$ 0.01
Minimum [Member]
Common Stock [Abstract]
Percentage of common shares increases			25.00%
Maximum [Member]
Common Stock [Abstract]
Percentage of common shares increases			65.00%
Nordic American Tankers Limited [Member]
Common Stock [Abstract]
Warrants exercisable (in shares)								333,333
Exercise price of warrants (in dollars per share) | $ / shares								$ 13.82
Number of warrants increments | Increment		2
Percentage of warrants vesting increments		20.00%
Percentages of increase in volume weighted average price		10.00%
Minimum business days required for exercise level of VWAP		10 days
VWAP minimum trading volume of exercise levels | $									$ 2,000,000
Warrant maturity date					Dec. 31, 2015
Net impact on equity | $					$ 0
Stock repurchased (in shares)					870,839
Share repurchased program term	2 years
Nordic American Tankers Limited [Member] | Minimum [Member]
Common Stock [Abstract]
Percentage of common shares increases		25.00%
Nordic American Tankers Limited [Member] | Maximum [Member]
Common Stock [Abstract]
Percentage of common shares increases		65.00%
Stock repurchased (in shares)	2,500,000
Private Placement [Member]
Issued Shares [Roll forward]
Balance at end of period, issued shares (in shares)		16,666,666
Common Stock [Abstract]
Shares issued (in shares)		16,666,666							16,666,666
Gross proceeds from issuance of stock | $		$ 250,000,000
Net proceeds from issuance | $		$ 243,400,000
Private Placement [Member] | Nordic American Tankers Limited [Member]
Common Stock [Abstract]
Exercise price of warrants (in dollars per share) | $ / shares									$ 15.00
Private Placement [Member] | Nordic American Tankers Limited [Member] | Maximum [Member]
Common Stock [Abstract]
Warrants exercisable (in shares)									833,333